Stock-Based Compensation - Summary of RSU Activity (Details) - Restricted Stock Units shares in Thousands	12 Months Ended
Dec. 31, 2023 $ / shares shares
Shares
Unvested, beginning balance (in shares) | shares	5,463
Granted (in shares) | shares	4,480
Vested (in shares) | shares	(3,106)
Forfeited (in shares) | shares	(2,414)
Unvested, ending balance (in shares) | shares	4,423
Weighted-Average Grant Date Fair Value per Share
Unvested, beginning balance (in dollars per share) | $ / shares	$ 9.83
Granted (in dollars per share) | $ / shares	3.04
Vested (in dollars per share) | $ / shares	8.99
Forfeited (in dollars per share) | $ / shares	6.40
Unvested, ending balance (in dollars per share) | $ / shares	$ 5.41